Convertible Note Derivative (Tables)	3 Months Ended
Sep. 30, 2022
Convertible Note Derivative [Abstract]
Schedule of Components of Convertible Note Derivative	The components of the convertible note derivative are summarized as follows.

September 30, 2022
(in thousands)
Convertible note derivative — beginning of period	$—
Additions	24,896
Fair value adjustment	(13,909)

Convertible note derivative — end of period	$10,987

Schedule of Assumptions used in Valuation Model with Change in Volatility and Debt Rate
The valuation model requires the input of subjective assumptions including expected share price volatility, risk-free interest rate and debt rate. Changes in the input assumptions as well as our underlying share price can materially affect the fair value estimate and reported net income (loss). The assumptions used in the valuation model include the following, with a change in volatility and debt rate having the most significant impact on the valuation.

	September 30, 2022	August 26, 2022 (Inception)
Risk-free interest rate	4.1%	3.2%
Volatility	40.0%	40.0%
Debt rate	18.6%	17.3%